High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 92.50%
ASSET-BACKED SECURITIES — 2.25%**
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP6, Class A2C
(LIBOR USD 1-Month plus 0.16%)
0.25% 12/25/36
1
$ 3,981,443 $ 1,920,487
Ajax Mortgage Loan Trust,
Series 2019-D, Class A1 (STEP-reset date 07/25/21)
2.96% 09/25/65
2
1,500,502 1,512,099
GSAMP Trust,
Series 2005-HE4, Class M3
(LIBOR USD 1-Month plus 0.78%)
0.87% 07/25/45
1
2,350,000 2,352,793
GSAMP Trust,
Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.78% 11/25/35
1
2,500,889 2,491,833
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
0.37% 10/25/36
1
2,459,457 1,067,014
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 1A
(LIBOR USD 1-Month plus 0.15%)
0.24% 11/25/36
1
2,501,971 1,886,571
MASTR Asset-Backed Securities Trust,
Series 2006-HE2, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.39% 06/25/36
1
3,215,497 1,770,925
Morgan Stanley ABS Capital I Trust,
Series 2006-HE8, Class A2C
(LIBOR USD 1-Month plus 0.14%)
0.23% 10/25/36
1
3,097,728 1,731,226
Morgan Stanley ABS Capital I Trust,
Series 2007-HE1, Class A2D
(LIBOR USD 1-Month plus 0.23%)
0.32% 11/25/36
1
1,666,934 1,220,862
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
0.31% 02/25/37
1
4,582,987 1,966,380
Total Asset-Backed Securities
(Cost $19,485,526) 17,920,190
BANK LOANS — 18.39%*
Communications — 4.02%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
1
916,050 904,943
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.32% 07/17/25
1
13,203,042 13,052,857
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
1
1,047,335 638,880
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
1
$ 3,790,500 $ 3,799,389
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
3.25% 05/31/25
1
2,443,718 2,415,618
GTT Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.90% 05/30/25
1
2,135,217 1,699,718
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
1,3
286,538 289,046
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
1,3
1,329,300 1,356,125
MacDonald Dettwiler & Associates Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.86% 10/04/24
1
1,890,818 1,876,050
National Cinemedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 06/20/25
1
768,942 738,376
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
7.10% 10/19/26
1
875,000 861,875
Nexstar Broadcasting, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
2.35% 01/17/24
1
2,285,712 2,280,181
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.10% 03/09/27
1
2,071,086 2,051,835
31,964,893
Consumer Discretionary — 1.88%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 2.75%)
3.25% 12/23/27
1
1,920,188 1,901,389
CityCenter Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 04/18/24
1
2,118,044 2,103,631
Kwor Acquisition, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 06/03/26
1
2,736,041 2,730,924

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Landry's,
Term Loan, 1st Lien
(LIBOR plus 12.00%)
13.00% 10/06/23
1
$ 56,625 $ 63,420
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
1
3,840,375 3,858,233
Reynolds Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.85% 02/06/23
1
2,600,752 2,597,904
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 03/31/28
1
1,725,000 1,725,241
14,980,742
Electric — 0.12%
CommScope , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
1
982,500 979,607
Entertainment — 0.80%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
1
5,202,829 4,598,286
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
1,389,842 1,756,907
6,355,193
Finance — 0.57%
Auris Lux III SA,
Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
3.85% 02/27/26
1,3
1,082,367 1,072,463
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 02/17/28
1
3,416,438 3,424,979
4,497,442
Food — 0.48%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
1
3,835,953 3,816,773
Gaming — 0.50%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11% 12/27/24
1
2,053,522 2,043,892
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Golden Nugget,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.25% 10/04/23
1
$ 1,943,457 $ 1,931,495
3,975,387
Health Care — 2.90%
Alphabet Holding Co., Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.60% 09/26/24
1
980,676 980,710
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 11/08/27
1
1,741,250 1,743,966
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
1
1,574,791 1,578,728
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
1
4,804,714 4,804,979
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
1
3,733,178 3,681,474
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
1
561,719 543,640
eResearchTechnology , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/04/27
1
865,628 870,636
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
1
1,383,328 1,382,034
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
1
3,858,622 3,869,175
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
1
961,378 964,008
PPD, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.75% 01/13/28
1
2,603,475 2,603,683
23,023,033

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 3.31%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
1
$ 2,976,676 $ 2,957,447
Charter Next Generation, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
1
2,613,450 2,622,845
Liqui -Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.50% 02/26/27
1
1,485,000 1,427,828
Mauser Packaging Solutions Holdings,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/03/24
1
2,460,066 2,405,292
Michaels Cos, Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
1
2,000,000 2,010,800
Plaze , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 08/03/26
1
2,318,885 2,325,412
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
1
2,613,450 2,615,737
Titan Acquisition, Ltd.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.17% 03/28/25
1
920,725 906,670
TransDigm , Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.35% 05/30/25
1
925,900 913,914
Trident TPI Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.00% 10/17/24
1
3,473,008 3,465,767
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
4,751,859 4,698,400
26,350,112
Information Technology — 2.25%
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
1
1,047,375 1,051,114
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 06/11/25
1
4,966,300 4,942,784
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
RealPage , Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/24/28
1
$ 1,050,000 $ 1,048,099
Scientific Games International, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
2.85% 08/14/24
1
1,882,408 1,871,170
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/04/28
1
2,743,125 2,750,847
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
1
2,564,233 2,537,860
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
1
1,948,208 1,928,171
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/05/26
1
1,713,263 1,715,097
17,845,142
Insurance — 0.25%
Acrisure LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.60% 02/15/27
1
1,989,924 1,971,478
Real Estate Investment Trust (REIT) — 0.80%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
1
1,277,830 1,271,441
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.86% 04/11/25
1
915,838 909,161
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
1
4,237,000 4,207,405
6,388,007
Retail — 0.09%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.50% 04/20/28
1
430,000 448,840
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
1
297,170 295,684
744,524

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0.42%
AECOM,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 01/29/27
1
$ 1,745,625 $ 1,765,263
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,4,5
1,565,000 1,559,914
3,325,177
Total Bank Loans
(Cost $144,257,663) 146,217,510
CORPORATES — 71.70%*
Automotive — 0.65%
Ford Motor Credit Co. LLC
2.90% 02/16/28 5,160,000 5,154,808
Banking — 0.41%
Credit Suisse Group AG
(Switzerland)
3.09% 05/14/32
2,3,6
3,130,000 3,228,869
Communications — 20.84%
AT&T, Inc.
3.55% 09/15/55
2
3,250,000 3,270,597
4.50% 05/15/35 4,043,000 4,749,413
Block Communications, Inc.
4.88% 03/01/28
2
2,272,000 2,314,600
Cable One, Inc.
4.00% 11/15/30
2
3,550,000 3,563,313
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50% 05/01/26
2
16,239,000 16,830,099
5.75% 02/15/26
2
498,000 514,713
Cogent Communications Group, Inc.
3.50% 05/01/26
2
4,025,000 4,123,452
CSC Holdings LLC
6.50% 02/01/29
2
391,000 433,564
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
2
6,975,000 4,528,633
6.63% 08/15/27
2
6,926,000 3,408,476
DISH DBS Corp.
7.38% 07/01/28 2,552,000 2,751,345
DISH Network Corp.
3.38% 08/15/26 4,771,000 4,880,733
Frontier Communications Holdings LLC
5.00% 05/01/28
2
3,907,000 4,043,515
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
3,7,8
6,350,000 3,643,313
8.50% 10/15/24
2,3,7,8
2,853,000 1,715,366
9.75% 07/15/25
2,3,7,8
4,051,000 2,367,388
Intelsat Luxembourg SA
(Luxembourg)
8.13% 06/01/23
3,7,8
2,545,000 87,459
Lamar Media Corp.
3.75% 02/15/28 1,745,000 1,777,512
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc.
4.25% 07/01/28
2
$ 3,000,000 $ 3,046,330
4.63% 09/15/27
2
2,650,000 2,758,557
Lumen Technologies, Inc.
4.00% 02/15/27
2
1,956,000 1,996,908
5.38% 06/15/29
2
4,053,000 4,118,861
Midcontinent Communications/Midcontinent Finance Corp.
5.38% 08/15/27
2
2,246,000 2,366,094
National CineMedia LLC
5.75% 08/15/26 1,825,000 1,674,438
5.88% 04/15/28
2
3,105,000 3,055,195
Outfront Media Capital LLC/ Outfront Media Capital Corp.
4.63% 03/15/30
2
445,000 452,788
Qwest Corp.
6.75% 12/01/21 6,582,000 6,748,786
7.25% 09/15/25 893,000 1,060,134
Scripps Escrow II, Inc.
5.38% 01/15/31
2
1,175,000 1,172,762
Scripps Escrow, Inc.
5.88% 07/15/27
2
2,579,000 2,679,839
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
2
3,782,000 4,434,720
Sinclair Television Group, Inc.
4.13% 12/01/30
2
4,792,000 4,714,130
Sirius XM Radio, Inc.
3.88% 08/01/22
2
10,340,000 10,381,360
5.50% 07/01/29
2
362,000 394,785
Sprint Corp.
7.88% 09/15/23 10,307,000 11,722,419
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
2
7,850,000 9,045,947
T-Mobile USA, Inc.
2.25% 02/15/26 10,657,000 10,767,782
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
2,3
10,175,000 10,270,421
5.50% 05/15/29
2,3
3,915,000 4,213,519
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
2,3
3,750,000 3,689,148
165,768,414
Consumer Discretionary — 0.96%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
2,3
675,000 751,160
BAT Capital Corp.
5.28% 04/02/50 2,273,000 2,644,513
Edgewell Personal Care Co.
5.50% 06/01/28
2
1,085,000 1,153,172
Everi Holdings, Inc.
5.00% 07/15/29
2
815,000 815,000
Live Nation Entertainment, Inc.
6.50% 05/15/27
2
215,000 239,247

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Primo Water Holdings, Inc.
4.38% 04/30/29
2
$ 2,000,000 $ 2,002,500
7,605,592
Consumer Products — 0.43%
Newell Brands, Inc.
4.35% 04/01/23 1,325,000 1,391,687
4.88% 06/01/25 1,800,000 1,995,750
3,387,437
Electric — 1.45%
FirstEnergy Corp.
2.65% 03/01/30 6,886,000 6,868,810
FirstEnergy Corp.,
Series C
3.40% 03/01/50 3,745,000 3,680,673
5.35% 07/15/47 148,000 178,340
Jersey Central Power & Light Co.
2.75% 03/01/32
2
800,000 812,490
11,540,313
Energy — 9.22%
Antero Resources Corp.
7.63% 02/01/29
2
611,000 678,974
Archrock Partners LP/ Archrock Partners Finance Corp.
6.25% 04/01/28
2
4,517,000 4,726,634
DCP Midstream Operating LP
5.60% 04/01/44 754,000 832,320
Devon Energy Corp.
5.00% 06/15/45 1,037,000 1,221,828
Endeavor Energy Resources LP/EER Finance, Inc.
5.75% 01/30/28
2
2,904,000 3,100,514
Energy Transfer LP
5.00% 05/15/50 840,000 971,554
5.35% 05/15/45 820,000 954,769
5.40% 10/01/47 500,000 592,893
Energy Transfer LP,
Series B
6.63% 02/15/70
6
6,938,000 6,816,585
Hess Corp.
5.60% 02/15/41 1,047,000 1,310,173
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
2
3,270,000 3,438,079
Occidental Petroleum Corp.
0.00% 10/10/36 12,010,000 6,305,250
3.50% 08/15/29 3,609,000 3,625,280
4.40% 08/15/49 5,900,000 5,677,580
Petroleos Mexicanos
(Mexico)
6.75% 09/21/47
3
524,000 464,400
7.69% 01/23/50
3
425,000 409,594
Rockies Express Pipeline LLC
4.80% 05/15/30
2
650,000 653,250
6.88% 04/15/40
2
2,984,000 3,177,960
Ruby Pipeline LLC
8.00% 04/01/22
2,4,5
3,244,394 2,952,398
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
SM Energy Co.
5.63% 06/01/25 $ 739,000 $ 732,636
6.50% 07/15/28 1,600,000 1,645,146
6.63% 01/15/27 910,000 937,300
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
2
2,760,000 2,808,300
5.88% 03/15/28 3,165,000 3,370,725
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.50% 03/01/30 1,300,000 1,436,058
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,989,000 4,068,780
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
2,3
3,321,450 3,449,841
Transocean Pontus Ltd.
(Cayman Islands)
6.13% 08/01/25
2,3
1,165,075 1,180,238
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
2,3
2,916,650 2,953,983
Transocean Sentry Ltd.
(Cayman Islands)
5.38% 05/15/23
2,3
1,378,458 1,364,674
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 1,289,000 1,353,360
Valaris Ltd.,
Series 1145 (PIK)
(Bermuda)
8.25% 04/30/28
3,9
111,000 115,634
73,326,710
Entertainment — 0.29%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
2,3
252,000 261,148
Cinemark USA, Inc.
8.75% 05/01/25
2
1,889,000 2,072,233
2,333,381
Finance — 2.34%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
(Ireland)
3.50% 01/15/25
3
450,000 477,124
Avolon Holdings Funding Ltd.
(Cayman Islands)
5.13% 10/01/23
2,3
3,215,000 3,477,000
Ford Motor Credit Co. LLC
2.98% 08/03/22 1,805,000 1,834,548
3.22% 01/09/22 5,000,000 5,059,750
3.34% 03/28/22 950,000 964,938
(LIBOR USD 3-Month plus 1.27%)
1.42% 03/28/22
1
5,660,000 5,647,162

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
$ 958,000 $ 1,144,523
18,605,045
Food — 5.57%
Chobani LLC/ Chobani Finance Corp, Inc.
4.63% 11/15/28
2
2,360,000 2,448,834
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.50% 01/15/30
2,3
5,250,000 5,878,425
6.50% 04/15/29
2,3
3,000,000 3,385,637
Kraft Heinz Foods Co.
3.00% 06/01/26 13,040,000 13,901,862
4.63% 01/30/29 355,000 413,620
Nathan's Famous, Inc.
6.63% 11/01/25
2
696,000 721,230
Post Holdings, Inc.
4.50% 09/15/31
2
6,400,000 6,395,027
4.63% 04/15/30
2
4,629,000 4,712,693
5.63% 01/15/28
2
1,600,000 1,694,000
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
2
2,000,000 2,021,153
Smithfield Foods, Inc.
2.65% 10/03/21
2
460,000 462,639
5.20% 04/01/29
2
1,950,000 2,272,102
44,307,222
Gaming — 1.10%
Boyd Gaming Corp.
4.75% 06/15/31
2
1,825,000 1,897,873
Caesars Entertainment, Inc.
6.25% 07/01/25
2
1,053,000 1,117,887
Churchill Downs, Inc.
4.75% 01/15/28
2
1,100,000 1,139,715
Live Nation Entertainment, Inc.
3.75% 01/15/28
2
3,217,000 3,232,442
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/01/29
2
1,305,000 1,380,201
8,768,118
Health Care — 8.89%
Bausch Health Cos., Inc.
(Canada)
4.88% 06/01/28
2,3
8,135,000 8,336,341
Centene Corp.
2.45% 07/15/28 6,285,000 6,371,416
4.63% 12/15/29 3,241,000 3,568,406
Elanco Animal Health, Inc.
5.27% 08/28/23 4,153,000 4,477,744
Endo DAC/Endo Finance LLC/Endo Finco , Inc.
(Ireland)
6.00% 06/30/28
2,3
741,000 500,117
9.50% 07/31/27
2,3
542,000 555,320
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Endo Luxembourg Finance Co. I Sarl /Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
2,3
$ 3,000,000 $ 2,943,656
HCA, Inc.
7.69% 06/15/25 1,650,000 2,010,938
HCA, Inc.
(MTN)
7.58% 09/15/25 1,650,000 1,999,071
Hill-Rom Holdings, Inc.
4.38% 09/15/27
2
1,160,000 1,204,561
Hologic , Inc.
3.25% 02/15/29
2
1,000,000 994,270
Indigo Merger Sub, Inc.
2.88% 07/15/26
2
1,250,000 1,271,958
ModivCare , Inc.
5.88% 11/15/25
2
2,140,000 2,295,332
Molina Healthcare, Inc.
3.88% 11/15/30
2
7,845,000 8,176,947
4.38% 06/15/28
2
7,014,000 7,340,598
Organon & Co/ Organon Foreign Debt Co.-Issuer BV
4.13% 04/30/28
2
3,940,000 4,022,937
5.13% 04/30/31
2
3,719,000 3,835,963
Owens & Minor, Inc.
4.50% 03/31/29
2
1,595,000 1,640,665
Par Pharmaceutical, Inc.
7.50% 04/01/27
2
244,000 249,795
Prime Healthcare Services, Inc.
7.25% 11/01/25
2
2,250,000 2,434,140
Teleflex, Inc.
4.25% 06/01/28
2
3,900,000 4,071,873
Tenet Healthcare Corp.
4.63% 09/01/24
2
2,307,000 2,370,359
70,672,407
Industrials — 6.70%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc.
(Ireland)
4.13% 08/15/26
2,3
8,927,000 9,250,604
Ball Corp.
4.00% 11/15/23 3,960,000 4,208,688
4.88% 03/15/26 3,895,000 4,344,413
5.25% 07/01/25 1,254,000 1,419,064
Clean Harbors, Inc.
4.88% 07/15/27
2
2,152,000 2,260,837
Energizer Holdings, Inc.
4.75% 06/15/28
2
2,525,000 2,597,594
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
1
1,300,000 1,062,933
Graham Packaging Co., Inc.
7.13% 08/15/28
2
2,466,000 2,661,125
Graphic Packaging International LLC
3.50% 03/15/28
2
5,185,000 5,229,344
4.75% 07/15/27
2
2,571,000 2,792,749
4.88% 11/15/22 566,000 593,573

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Intertape Polymer Group, Inc.
(Canada)
4.38% 06/15/29
2,3
$ 4,000,000 $ 4,060,697
Mauser Packaging Solutions Holding Co.
7.25% 04/15/25
2
382,000 375,124
PowerTeam Services LLC
9.03% 12/04/25
2
659,000 725,718
Sealed Air Corp.
4.00% 12/01/27
2
815,000 871,031
4.88% 12/01/22
2
1,245,000 1,297,979
5.50% 09/15/25
2
4,898,000 5,485,829
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,3
2,195,000 2,285,544
Trident TPI Holdings, Inc.
9.25% 08/01/24
2
875,000 921,559
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,3
800,000 841,511
53,285,916
Information Technology — 1.23%
Booz Allen Hamilton, Inc.
4.00% 07/01/29
2
2,000,000 2,046,121
Clarivate Science Holdings Corp.
3.88% 06/30/28
2
500,000 503,167
MSCI, Inc.
3.63% 09/01/30
2
870,000 891,819
NCR Corp.
5.13% 04/15/29
2
3,763,000 3,884,894
5.25% 10/01/30
2
117,000 121,537
8.13% 04/15/25
2
334,000 365,305
Science Applications International Corp.
4.88% 04/01/28
2
1,912,000 2,008,521
9,821,364
Insurance — 0.38%
Acrisure LLC/ Acrisure Finance, Inc.
4.25% 02/15/29
2
3,075,000 3,039,504
Materials — 1.29%
Clearwater Paper Corp.
4.75% 08/15/28
2
5,695,000 5,714,665
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,3
4,550,000 4,539,046
10,253,711
Real Estate Investment Trust (REIT) — 2.66%
American Assets Trust LP
3.38% 02/01/31 3,810,000 3,951,353
CyrusOne LP/ CyrusOne Finance Corp.
3.45% 11/15/29 6,128,000 6,535,463
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 3,238,000 3,857,263
Iron Mountain, Inc.
5.25% 07/15/30
2
934,000 989,961
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
2
$ 2,290,000 $ 2,448,097
SL Green Operating Partnership LP
3.25% 10/15/22 3,275,000 3,371,369
21,153,506
Retail — 1.85%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
3.50% 02/15/29
2,3
5,195,000 5,140,887
Bloomin ' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
2
1,600,000 1,644,000
FirstCash , Inc.
4.63% 09/01/28
2
1,195,000 1,250,992
Magic Mergeco , Inc.
5.25% 05/01/28
2
1,795,000 1,843,788
7.88% 05/01/29
2
3,100,000 3,200,750
Murphy Oil USA, Inc.
3.75% 02/15/31
2
1,610,000 1,593,939
14,674,356
Services — 4.10%
Adtalem Global Education, Inc.
5.50% 03/01/28
2
2,349,000 2,392,867
Allied Universal Holdco LLC/Allied Universal Finance Corp./
Atlas Luxco 4 SARL
4.63% 06/01/28
2
1,550,000 1,556,704
Carriage Services, Inc.
4.25% 05/15/29
2
1,900,000 1,900,398
Gartner, Inc.
3.63% 06/15/29
2
1,000,000 1,016,740
GFL Environmental, Inc.
(Canada)
3.75% 08/01/25
2,3
2,000,000 2,057,500
4.25% 06/01/25
2,3
1,585,000 1,654,819
4.75% 06/15/29
2,3
2,908,000 3,023,463
IHS Markit Ltd.
(Bermuda)
4.75% 02/15/25
2,3
1,420,000 1,593,240
5.00% 11/01/22
2,3
3,071,000 3,221,737
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
2
3,211,000 3,119,185
Service Corp. International/U.S.
3.38% 08/15/30 1,690,000 1,660,480
4.63% 12/15/27 946,000 1,002,287
Waste Pro USA, Inc.
5.50% 02/15/26
2
5,753,000 5,959,187
WW International, Inc.
4.50% 04/15/29
2
2,410,000 2,435,644
32,594,251
Transportation — 1.18%
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.75% 04/20/29
2,3
2,350,000 2,543,875

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90% 04/19/22 $ 213,399 $ 216,546
Delta Air Lines, Inc./ SkyMiles IP Ltd.
4.75% 10/20/28
2,3
1,880,000 2,091,624
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.50% 06/20/27
2
1,826,000 2,011,502
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 886,020 910,881
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 1,556,964 1,627,028
9,401,456
Water — 0.16%
Solaris Midstream Holdings LLC
7.63% 04/01/26
2
1,200,000 1,273,500
Total Corporates
(Cost $552,239,843) 570,195,880
MORTGAGE-BACKED — 0.16%**
Non-Agency Mortgage-Backed — 0.16%
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
0.63% 12/25/35
1
873,709 860,226
Morgan Stanley Resecuritization Trust,
Series 2014-R3, Class 2A
3.00% 07/26/48
2,6
412,191 415,935
Total Mortgage-Backed
(Cost $1,269,466) 1,276,161
Total Bonds — 92.50%
(Cost $717,252,498)
735,609,741
Issues Shares Value
COMMON STOCK — 0.06%
Electric — 0.00%
Homer City Holdings LLC
†,4,5,7,10
502,908 —
Energy — 0.06%
Valaris Ltd.
7
15,493 447,438
Total Common Stock
(Cost $27,455,861) 447,438
WARRANT — 0.02%
Entertainment — 0.02%
Cineworld Group PLC
3,7
(United Kingdom) 288,340 200,757
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4.44%
Money Market Funds — 0.67%
Dreyfus Government Cash Management Fund
0.03%
11
5,216,000 $ 5,216,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
11
94,172 94,172
5,310,172
U.S. Treasury Bills — 3.77%
U.S. Treasury Bills
0.01%
12
07/15/21 $ 5,000,000 4,999,922
0.05%
12
08/12/21 15,000,000 14,999,124
0.02%
12
07/22/21 10,000,000 9,999,751
29,998,797
Total Short-Term Investments
(Cost $35,309,131) 35,308,969
Total Investments - 97.02%
(Cost $780,017,490) 771,566,905
Cash and Other Assets, Less Liabilities - 2.98% 23,705,273
Net Assets - 100.00% $ 795,272,178
1
Floating rate security. The rate disclosed was in effect at June 30, 2021.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $4,512,312, which is 0.57% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.25% cash or 12.00% payment-in-kind interest.
10
Affiliated investment.
11
Represents the current yield as of June 30, 2021.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PIK): Payment In Kind
(STEP): Step Coupon Bond
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 2,559,240 EUR 2,110,000 Goldman Sachs International 07/16/21 $ 56,164
USD 2,522,489 EUR 2,110,000 Goldman Sachs International 10/22/21 14,109
70,273
EUR 2,110,000 USD 2,517,585 Goldman Sachs International 07/16/21 (14,508)
NET UNREALIZED APPRECIATION $ 55,765
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 331 09/30/21 $ 40,855,227 $ (143,159) $ (143,159)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 16 09/21/21 (3,083,000) (74,973) (74,973)
U.S. Treasury Ten Year Ultra Bond 9 09/21/21 (1,324,828) (11,847) (11,847)
(4,407,828) (86,820) (86,820)
TOTAL FUTURES CONTRACTS $ 36,447,399 $ (229,979) $ (229,979)
Reference Obligation/Index
Financing Rate
Paid by the
Fund
Payment
Frequency Counterparty
Expiration
Date
Notional
Amount
1
Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES OTC
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months
Credit Suisse
First Boston
International 12/20/21 $ 3,995,000 $ 69,889 $ 56,418 $ 13,471
1
The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 5,310,172 $ — $ — $ 5,310,172
U.S. Treasury Bills 29,998,797 — — 29,998,797
Long-Term Investments:
Asset-Backed Securities — 17,920,190 — 17,920,190
Bank Loans — 144,657,596 1,559,914 146,217,510
Common Stock 447,438 — — 447,438
Corporates — 567,243,482 2,952,398 570,195,880
Mortgage-Backed Securities — 1,276,161 — 1,276,161
Warrant 200,757 — — 200,757
Other Financial Instruments
*
Assets:
Credit contracts — 69,889 — 69,889
Foreign currency exchange contracts — 70,273 — 70,273
Liabilities:
Foreign currency exchange contracts — (14,508) — (14,508)
Interest rate contracts (229,979) — — (229,979)
Total $ 35,727,185 $ 731,223,083 $ 4,512,312 $ 771,462,580
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.
HIGH YIELD
BOND FUND
BANK
LOANS
COMMON
STOCK CORPORATES
Balance as of
April 1, 2021 $ 2,009,394 $ — $ 1,124,446
Accrued discounts/premiums 480 — 94,433
Realized gain 4,041 — 8,056
Change in unrealized appreciation* 10,999 — 156,031
Purchases — — 1,682,652
Sales (465,000) — (113,220)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2021
$ 1,559,914 $ — $ 2,952,398
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $171,734 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $1,559,914 Third-party Vendor Vendor Prices $99.68 $99.68
Common Stock $— Broker Quote Offered Quote $— $—
Corporate Securities $2,952,398 Third-party Vendor Vendor Prices $91.00 $91.00
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2021 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
LOSS
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $ — $ — $ — $ — $ — $ — $ —